Agreements	12 Months Ended
Dec. 31, 2019
Disclosure Of Agreements Explanatory [Abstract]
Disclosure Of Agreements Explanatory [Text Block]

Note 23 - Agreements

1.	DBS has agreements for the acquisition of space segments, content, and copyrights, up to the end of 2025. The amounts of future agreements for these contracts as at December 31, 2019 are as follows:

	Space segments (see section 2 below)	Content and copyright	Total
Year ended December 31	NIS	NIS	NIS
2020	78	471	549
2021	78	280	358
2022	75	236	311
2023	75	79	154
2024	75	8	83
2025	75	-	75
2026	12	-	12
	468	1,074	1,542

2.	In accordance with the agreement with Space Communications Ltd. (“Spacecom”) entered into in 2013, as amended, DBS leases space segments in the Amos satellites (“the Spacecom Agreement”). In accordance with the Spacecom Agreement, DBS leases space segments on the Amos 3 satellite (which is expected to end its service at the beginning of 2026), as well as on the Amos 7 satellite, in which Spacecom has the right to lease space segments under an agreement with the holder of rights in this satellite, which was leased to DBS until February 2021. In February 2020, Spacecom exercised the option granted to it by the holder of the satellite rights to extend the lease of Amos 7 for an additional year, and it extended the lease period of DBS accordingly until February 2022.

Under the Spacecom Agreement, Spacecom has undertaken to make the most reasonable efforts to install the new satellite, Amos 8, by February 2021, and in this case, DBS will lease space segments from that date in Amos 3 and in Amos 8, and from the end of life of Amos 3, in Amos 8 only. If Amos 8 is not deployed by February 2022, DBS will lease space segments in Amos 3 until the end of its life, and will have the right, if it so chooses, to lease space segments in Amos 8, to the extent it is deployed at a later stage. DBS believes, taking into consideration, among other things, that Spacecom did not announce the agreement to construct Amos 8 and according Spacecom reports, the agreement for construction of Amos 8 was cancelled by Spacecom in 2018). Based on such reports, Amos 8 is not expected to be in place before February 2022, if at all. Therefore, in accordance with the Spacecom Agreement and although the term of the original agreement is until 2028, the agreement will terminate prematurely at the end life of the Amos 3 satellite, which, to the best of DBS’ knowledge, is expected to be at the beginning of 2026, without compensation and under the terms set out in the agreement (subject to additional premature termination options).

Leased space segments: Under the Spacecom Agreement, in the agreement period (and subject to unavailability events), DBS will lease 12 space segments from Spacecom, according to the distribution among the relevant satellites set out in the agreement for the different periods, and as from the end of the lease of the Amos 7 satellite, DBS is expected to lease ten space segments in Amos 3. The agreement also establishes the positioning of the leased backup space segments in the agreement period, under the terms and within the limitations in the agreement.

Early termination of the agreement: The Spacecom Agreement stipulates the right to early termination without cause, subject to advance notice of 12 months and payment of the consideration in accordance with the prescribed mechanism. The Spacecom Agreement also stipulates the right of DBS to terminate the agreement in February 2021 due to a delay in the effective date of the Amos 8 construction agreement. DBS informed Spacecom that it would not exercise this right.

3.	The cellular infrastructure equipment in Pelephone’s UMTS/HSPA and LTE networks is manufactured by LM Ericsson Israel Ltd. (“Ericsson”), which serves as a supplier of Pelephone for the deployment of a fourth-generation radio network (LTE). Ericsson is also a material supplier of Pelephone for microwave transmission. Pelephone has multi-year agreements for maintenance, support and upgrade of software for the UMTS/HSPA network and an agreement for acquisition of 4G network (LTE) equipment with Ericsson, and Pelephone believes that it could be dependent on Ericsson for network support and its expansion. As at December 31, 2019, Pelephone has agreements with Ericsson for the acquisition of terminal equipment and the receipt of services, in a total amount of NIS 6.

As at December 31, 2019, the Group companies have agreements for the acquisition of terminal equipment, fixed assets, intangible assets, and other assets amounting to NIS 309 and other agreements for the receipt of various services in the future amounting to NIS 93.

For information about transactions with related parties, see Note 32D.